Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 3,740,336	$ 775,133	$ 549,755
Accounts receivable, net	745,769	317,455	427,433
Inventory	312,484	324,657	230,197
Prepaid expenses	60,902	74,129	10,671
Deferred offering costs	149,452	126,104	0
Total Current Assets	5,008,943	1,617,478	1,218,056
Non-Current Assets
Intangible assets, net	3,637,508	3,699,491	3,948,106
Operating lease right-of-use asset	28,430	49,347	129,683
Equipment, net	339,879	111,374	7,299
Security deposit	36,991	0	0
Total Assets	9,051,751	5,477,690	5,303,144
Current liabilities
Accounts payable and accrued liabilities	530,472	186,984	54,572
Deferred revenue	157,236	0
Promissory note		0	120,000
Convertibles notes, net of discount	541,905	196,077	54,000
Convertibles note - related party	783,456	576,693	0
Financing loan	0	96,849	0
Due to related parties		0	1,309,077
Accrued interest - related parties	31,206	0
Derivative liability	2,887,000	1,055,233	0
Operating lease liability - current portion	28,830	50,047	80,136
Total Current Liabilities	4,960,105	2,161,883	1,617,785
Operating lease liability		0	50,047
Total Liabilities	4,960,105	2,161,883	1,667,832
Stockholders' Equity
Common Stock par value $0.0001, authorized 1,000,000,000 shares, 36,841,581 and 97,545,388 shares issued and outstanding, respectively	5,238	3,684	9,755
Additional paid-in capital	91,353,955	79,676,211	72,427,996
Common Stock to be issued - 0 and 500,000 shares, respectively		0	180,000
Subscription received - 0 and 183,333 shares of Series C Preferred Convertible Preferred to be issued, respectively		0	500,000
Accumulated deficit	(87,268,792)	(76,365,388)	(69,483,666)
Total Stockholders' Equity	4,091,646	3,315,807	3,635,312
Total Liabilities and Stockholders' Equity	9,051,751	5,477,690	5,303,144
Series A Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred Stock, value	1,000	1,000	1,000
Series C Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred Stock, value	$ 245	$ 300	$ 227